Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	₩ 2,786,822
Trade accounts and notes payable	3,779,290	₩ 2,618,261
Other Accounts Payable	1,703,791
Other accounts payable (enterprise procurement cards)	1,078,150
Long-term other accounts payable	30	1,069
Security deposits received	12,539
Lease liabilities	90,132
Derivatives	153,487	₩ 20,592
Financial liabilities	21,805,693
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	327,489
Trade accounts and notes payable	3,660,788
Other Accounts Payable	1,703,791
Other accounts payable (enterprise procurement cards)	473,511
Lease liabilities	25,150
Derivatives	26,332
Financial liabilities	7,889,992
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	551,540
Trade accounts and notes payable	118,502
Other accounts payable (enterprise procurement cards)	604,639
Security deposits received	1,430
Lease liabilities	14,284
Derivatives	22,861
Financial liabilities	2,256,091
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	1,379,750
Long-term other accounts payable	30
Security deposits received	10,920
Lease liabilities	19,779
Derivatives	39,277
Financial liabilities	4,203,563
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	435,757
Security deposits received	189
Lease liabilities	22,181
Derivatives	65,017
Financial liabilities	6,899,128
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	92,286
Lease liabilities	8,738
Financial liabilities	556,919
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	12,201,452
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	1,672,931
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	942,835
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	2,753,807
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	6,375,984
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	455,895
Carrying amount [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	11,296,898
Bonds	2,771,916
Trade accounts and notes payable	3,779,290
Other Accounts Payable	1,703,791
Other accounts payable (enterprise procurement cards)	1,078,150
Long-term other accounts payable	30
Security deposits received	12,539
Lease liabilities	83,431
Derivatives	167,625
Financial liabilities	₩ 20,893,670